OTHER FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2019
Other financial income (expenses), net [Abstract]
OTHER FINANCIAL INCOME (EXPENSES), NET
OTHER FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2019	2018	2017

Interest expense	(88,284)	(131,172)	(114,583)

Finance expense	(88,284)	(131,172)	(114,583)

Interest income	29,071	21,236	19,408

Finance income	29,071	21,236	19,408

Net foreign exchange (loss) gain	(136,897)	(177,645)	(65,479)
Inflation adjustment results (Note 4 (cc))	117,956	191,427	—
Change in fair value of financial assets	—	—	(1,057)
Derivative contract results	(10,831)	(99,259)	4,132
Others	(9,984)	15,837	(7,511)

Other financial income (expenses), net	(39,756)	(69,640)	(69,915)